CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (Parenthetical)	12 Months Ended
	Apr. 01, 2012	Mar. 27, 2011	Mar. 28, 2010
Retirement of treasury stock, shares	56,042
Series B Mandatory Redeemable Convertible Preferred Stock
Shares of preferred stock converted into common stock	800,000
Common Stock
Issuance of stock from exercise of options, shares	102,917	9,984	44,641
Conversion of common stock, shares	(228,052)	(105,017)
Shares of common stock issued in exchange for Series B preferred stock	1,582,577
Reclassification of one class of common stock into another, shares	10,965,430
Class A Common Stock
Issuance of restricted stock, shares	165,000	625,000
Issuance of stock from exercise of options, shares	20,000	53,750	78,500
Conversion of common stock, shares	228,052	105,017
Forfeiture of restricted Class A common stock, shares			3,400
Treasury stock withheld for payroll taxes, shares of Class A common stock	9,375	46,667
Reclassification of one class of common stock into another, shares	(10,965,430)